Expense Example {- Franklin Moderate Allocation Fund} - Franklin Fund Allocator Series FAS-26 - Franklin Moderate Allocation Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 635
3 years	815
5 years	1,011
10 years	1,575
Class C
Expense Example:
1 year	266
3 years	514
5 years	887
10 years	1,933
Class R
Expense Example:
1 year	115
3 years	359
5 years	622
10 years	1,375
Class R6
Expense Example:
1 year	55
3 years	180
5 years	315
10 years	711
Advisor Class
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786